Legal proceedings and contingencies (Details) ₽ in Billions, € in Billions		1 Months Ended	12 Months Ended
	Oct. 02, 2024 EUR (€) company	Mar. 31, 2017 action	Dec. 31, 2024 claim lawsuit noticeOfViolation	Oct. 02, 2024 RUB (₽)
Disclosure of legal proceedings and other contingencies [Line Items]
Decommissioning term			50 years
NAM
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
NAM | ExxonMobil
Disclosure of legal proceedings and other contingencies [Line Items]
Proportion of ownership interest in joint venture			50.00%
Pesticide
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | lawsuit			9
Number of claims filed | claim			4
NAM (Groningen gas field)
Disclosure of legal proceedings and other contingencies [Line Items]
Number of claims received (more than) | claim			80,000
Nigerian
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | action		2
Kazakhstan
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | noticeOfViolation			2
USA | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Number of cases pending | lawsuit			31
The Netherlands | Climate change
Disclosure of legal proceedings and other contingencies [Line Items]
Percentage reduction of emissions by 2030			45.00%
Russia
Disclosure of legal proceedings and other contingencies [Line Items]
Number of Shell-group entities named in court claim | company	8
Value of damages sought | €	€ 1.5
Value of netting off sought | ₽				₽ 94